Long-term debt – mortgages (Details) - Schedule of long-term mortgages outstanding	Jul. 31, 2022 USD ($)
Schedule Of Long Term Mortgages Outstanding Abstract
2023	$ 1,252,197
2024	1,308,071
2025	3,890,764
Subtotal	6,451,032
Deferred financing costs	(92,743)
Total	$ 6,358,289